Share-Based Compensation - Schedule of weighted average assumptions (Details)	12 Months Ended
Dec. 31, 2021 $ / shares
Schedule Of Weighted Average Assumptions [Line Items]
Expected dividend yield	0.00%
Expected share price volatility	89.40%
Risk-free interest rate	0.50%
Expected life of options (years)	3 years 7 months
Estimated per share fair value of the Company's Common Shares (in Dollars per share)	$ 6.05
Tranche 1 and Tranche 2
Schedule Of Weighted Average Assumptions [Line Items]
Expected dividend yield	0.00%
Expected share price volatility	91.00%
Risk-free interest rate	1.30%
Expected life of options (years)	7 years 3 months 18 days
Estimated per share fair value of the Company's Common Shares (in Dollars per share)	$ 6.05
Vesting immediately on grant date
Schedule Of Weighted Average Assumptions [Line Items]
Expected dividend yield	0.00%
Expected share price volatility	91.20%
Risk-free interest rate	0.80%
Expected life of options (years)	5 years 2 months 12 days
Estimated per share fair value of the Company's Common Shares (in Dollars per share)	$ 6.05
Tranche 4
Schedule Of Weighted Average Assumptions [Line Items]
Expected dividend yield	0.00%
Expected share price volatility	91.20%
Risk-free interest rate	0.90%
Expected life of options (years)	5 years 4 months 24 days
Estimated per share fair value of the Company's Common Shares (in Dollars per share)	$ 6.05